Derivative Financial Instruments and Fair Value Measurement - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2014 Commodities Contracts [Member] USD ($)	Dec. 31, 2013 Commodities Contracts [Member] USD ($)	Jun. 30, 2014 Interest Rate Swap [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap [Member] USD ($)	Jun. 30, 2014 Interest Rate Swap [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Dean Foods Net Investment [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Dean Foods Net Investment [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Dean Foods Net Investment [Member]	Oct. 31, 2012 Interest Rate Swap [Member] Dean Foods Net Investment [Member] USD ($)	Jun. 30, 2012 Foreign Currency Forward Contract Maturing June Twenty Ninth Two Thousand Twelve [Member] Foreign Exchange Forward [Member] USD ($)	Jun. 30, 2014 International [Member] Sales [Member]	Jun. 30, 2014 International [Member] Long Lived Assets [Member]
Derivative [Line Items]
Interest rate swaps value									$ 650,000,000		$ 650,000,000		$ 650,000,000			$ 650,000,000		$ 650,000,000	$ 71,000,000
Interest rate swaps maturity date											Mar. 31, 2017		Mar. 31, 2017		Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2017
Gains (losses) on derivative contracts			(4,356,000)	8,150,000					(3,600,000)	8,200,000	(4,400,000)	8,200,000	3,400,000	1,200,000
Term of purchase commitment, minimum			1 month		1 month
Term of purchase commitment, maximum			1 year		1 year
Material hedge ineffectiveness related to commodity contracts					0	0
Percentage of international operations representing long-lived assets					24.00%
Percentage of international operations representing net sales					16.00%
Repatriation of foreign earnings to Dean Foods	71,000,000	55,000,000
Net gain on foreign currency derivatives						600,000
Foreign currency contract hedging activity to be reclassified within next 12 months			300,000		600,000
Foreign currency contract hedging activity to be reclassified within next 12 months							300,000	1,200,000
Minimum employee compensation required under deferred compensation plans					$ 150,000
Concentration Risk, Percentage																				15.20%	17.50%